Note 27 - Share-Based Payment and Equity Settled Share Option Schemes	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
27	SHARE-BASED PAYMENTS AND EQUITY SETTLED SHARE OPTION SCHEMES

On the demerger from Autonomy Corporation plc the Company has established the following share options schemes:

•	The blinkx 2007 Enterprise Management Incentive Plan (the ‘RhythmOne EMI Scheme’)

•	The blinkx US Share Option Plan (the ‘RhythmOne US Plan’)

•	The blinkx Autonomy Employee Discretionary Share Option Scheme 2007 (the ‘Autonomy Discretionary Scheme’)

•	The blinkx Autonomy Employee US Share Option Plan (the ‘Autonomy US Plan’)

•	The 2017 International Equity Incentive Plan (the ‘2017 Equity Plan’)

The RhythmOne EMI Scheme and the RhythmOne US Plan allow for the grant of options over ordinary shares to employees of the Company and its subsidiaries. At the time of demerger two
special grants were made under these plans. The
first
allowed a fully vested grant at nominal value and the
second
was a grant at nominal value but with a
three
-year vesting period. Since then grants have been made at market value and with a three
or
four
-year vesting period with options vesting in varying sized tranches over that period.
No
option
may
be granted for a term in excess of
10
years. Vested options are exercisable following termination of employment for a period ranging from
40
to
90
days. Vesting criteria are based on continued employment with the Company.

On
September 16, 2013,
the Board of Directors approved the amendment of RhythmOne Plc US Share Option Plan to allow the grant of Restricted Stock Units to be made under its terms.

On
July 3, 2015
the Board of Directors approved the amendment of RhythmOne Plc US Share Option to allow for Market Value Share Options (MVSOs) that vest quarterly with an additional performance component. The equity awards require a minimum stock price threshold for options to vest and have a further accelerated vesting schedule when the stock price reaches a certain predetermined threshold above the stock price at grant.

The Autonomy Discretionary Scheme and the Autonomy US Plan allowed a one
-time grant of RhythmOne plc options to certain Autonomy employees who at the time of the demerger had vested Autonomy options. Options granted under this plan were granted at market price and vest over a period of three
years. This plan and outstanding options related to this plan expired on
May
21,
2017.

On
May 21, 2017,
the RhythmOne EMI Scheme and the RhythmOne US Plans expired and no
future options will be granted under these plans. Options outstanding under these plans will expire
10
years from the date of grant.

On
July 14, 2017,
the Board of Directors approved the
2017
International Equity Incentive Plan (
‘2017
Equity Plan’) which allows for grants of options, RSUs and MVSOs to employees, directors and contractors of the Company and its subsidiaries.

Share-based compensation charges have been charged in the income statement within the following line:

	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Operating expenses	2,164	2,015	4,415

The following table summarizes options outstanding at
March 31, 2018
and
March 31, 2017
relating to the RhythmOne EMI scheme and the RhythmOne US plan. All option exercise prices are quoted in sterling.

The
2017
comparative information has been adjusted to reflect the share consolidation as referred in note
22.

	NUMBER	2018 WEIGHTED AVERAGE (in pound sterling)	NUMBER	2017 WEIGHTED AVERAGE (in pound sterling)	NUMBER	2016 WEIGHTED AVERAGE (in pound sterling)
Outstanding balance at beginning of year	3,047,296	£3.70	2,926,966	£3.80	2,369,015	£5.00
Granted during the year	941,500	3.63	810,250	2.40	1,274,750	2.70
Exercised during the year	(255,382)	2.66	(158,830)	0.70	(25,598)	1.00
Forfeited during the year	(658,166)	3.95	(531,090)	3.50	(691,201)	5.90
Outstanding balance at end of year	3,075,248	3.68	3,047,296	3.70	2,926,966	3.80
Exercisable at end of year	2,057,684	2.62	1,801,393	4.40	1,166,997	5.20

The weighted average share price at the date of exercise for share options exercised during the period was
£2.66
(
FY2017:
£0.70
). The options outstanding at
March 31, 2018
had a weighted average exercise price of
£3.68
(
FY2017:
£3.70
). The weighted average remaining contractual life of the options was
7
years (
FY2017:
8
years).

The inputs to the Black-Scholes and Monte Carlo models were as follows:

	2018			2017			2016
Weighted average share price (in pound sterling)		£3.72			£2.50			£2.70
Weighted average exercise price (in pound sterling)		£2.66			£0.70			£1.00
Expected volatility	32	-	57%	39	-	74%	51	-	85%
Expected life (in years)	6	,	10	6	,	10	6	,	10
Risk free rate	2.19	-	2.36%	1.57	-	2.41%	2.17	-	2.37%
Expected dividend		—			—			—

Expected volatility was determined by calculating the historical volatility of the Group’s share price for the last
90
days prior to grant. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

Options were granted on
July 14, 2017,
August 17, 2017
and
December 13, 2017.
The weighted average of the fair value of the options granted in the year was
£3.63
 per share, (
2017:
£2.40
 per share).

The following table summarizes options outstanding as of
March 31, 2018
in relation to the Autonomy Discretionary Share Scheme and Autonomy US Plan options.

	NUMBER	2018 WEIGHTED AVERAGE (in pound sterling)	NUMBER	2017 WEIGHTED AVERAGE (in pound sterling)	NUMBER	2016 WEIGHTED AVERAGE (in pound sterling)
Outstanding balance at beginning of year	22,889	£4.50	48,114	£4.50	54,394	£4.50
Lapsed during the year	(22,889)	4.50	(25,225)	4.50	(6,280)	4.50
Outstanding balance at end of year	—	—	22,889	4.50	48,114	4.50
Exercisable at end of year	—	—	22,889	4.50	41,114	4.50

No
options were exercised during the year from the Autonomy plan. (
2017:
No
options were exercised during the year from the Autonomy plan). These stock options expire on
May 21, 2017.
No
options were granted during the current or prior period.

The following table summarizes RSUs outstanding as of
March 31, 2018
and
2017.

	NUMBER OF RSUs 2018	NUMBER OF RSUs 2017	NUMBER OF RSUs 2016
Outstanding balance at beginning of year	6,667	132,541	293,318
RSUs granted	2,760,500	5,000	—
RSUs vested	(61,578)	(80,736)	(136,750)
RSUs forfeited	(347)	(50,138)	(24,027)
Outstanding balance at end of year	2,705,241	6,667	132,541

RSUs were granted on
July 14, 2017,
September 2, 2017,
January 25, 2018,
February 2, 2018
and
March 21, 2018
totaling
2,760,500
(
2017:
5,000
).

The RSUs that vested in fiscal year
2018
were net-share settled such that the Company withheld shares with value equivalent to the employees’ minimum statutory obligation for the applicable income and other employment taxes, and remitted the cash to the appropriate taxing authorities. The weighted average vesting share price during the period was
£2.36
(
2017:
£3.20
).